Shareholder Report, Average Annual Return (Details) 193605_Infrastructure Capital Bond Income ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Infrastructure Capital Bond Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Infrastructure Capital Bond Income ETF NAV
Average Annual Return, Percent	8.43%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.62%
Bloomberg U.S. High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Very Liquid Index
Average Annual Return, Percent	8.12%